Segregated funds (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Segregated Funds Net Assets
Segregated funds net assets

	As at

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Cash	$40	$35
Investment in mutual funds	2,625	1,886
Other assets (liabilities), net	1	1
	$2,666	$1,922

Changes in net assets
	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Net assets at beginning of period	$1,922	$1,663
Additions (deductions):
Deposits from policyholders	975	724
Net realized and unrealized gains (losses)	381	12
Interest and dividends	51	49
Payment to policyholders	(604)	(479)
Management and administrative fees	(59)	(47)
Net assets at end of period	$2,666	$1,922

Changes in Segregated Funds Net Assets